Commitments and Contingencies (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		9 Months Ended
	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Commitments and Contingencies (Details) [Line Items]
Cost incurred			$ 0.1		$ 0.6
Accrued liabilities [Member]
Commitments and Contingencies (Details) [Line Items]
Expected repair costs accrual	$ 0.7	0.3		0.3
Third-party subcontractor [Member] | Settled Litigation [Member]
Commitments and Contingencies (Details) [Line Items]
Amount received from third party	$ 11.3
Cost of revenue [Member] | Platform [Member]
Commitments and Contingencies (Details) [Line Items]
Cost incurred		$ 0.3	$ 0.8	$ 1.2	$ 2.8